Business Segment and Geographical Information (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Ireland	$367,359	$308,121
Rest of Europe	456,064	120,354
U.S.	970,629	352,496
Rest of World	107,712	77,227

Total	$1,901,764	$858,198

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Ireland *	$9,874	$88,912
Rest of Europe	59,509	7,610
U.S.	60,468	13,237
Rest of World	40,488	6,255

Total	$170,339	$116,014
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger. These assets have been provisionally allocated to Ireland.

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
Ireland	$116,680	$118,253
Rest of Europe	107,742	121,174
U.S.	236,379	239,828
Rest of World	49,040	55,312

Total	$509,841	$534,567